Other Receivables	12 Months Ended
Jan. 31, 2024
Other Receivables
Other Receivables

Note 6 – Other Receivables

	January 31,	January 31,
	2024	2023
Net working capital adjustments receivable from acquisitions	—	384
Other receivables	12,193	11,274
	12,193	11,658

Other receivables include receivables related to sales and use taxes, income taxes, non-trade receivables and contract assets. At January 31, 2024, nil ($0.4 million as at January 31, 2023) of the net working capital adjustments receivable from acquisitions is recoverable from amounts held in escrow related to the respective acquisitions.